UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30th, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Laila Bdour
Title: Marketing Associate
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Laila Bdour      New York NY	 August 9th, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $136088



List of Other Included Managers: N/A

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
FORM 13F INFORMATION TABLE
                                                           	  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          	TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------- 		--------------- -------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                            	COM              88579Y101 3441.434 38409             SOLE                 38409
American Express Co.                  	COM              025816109 7331.791 125954            SOLE                 125954
Bank of America Corp                  	COM              060505104 899.8    110000            SOLE                 110000
Boeing Company                        	COM              097023105 6697.184 90137             SOLE                 90137
Boston Scientific Corp                	COM              101137107 4798.578 846310            SOLE                 846310
Calpine Corp.                         	COM NEW          131347304 7109.619 430625            SOLE                 430625
Chesapeake Energy Corp                	COM              165167107 4176.254 224530            SOLE                 224530
Cisco Systems Inc.                    	COM              17275R102 6090.45  354715            SOLE                 354715
Corning Inc.                          	COM              219350105 5348.532 413653            SOLE                 413653
Cree Inc.                             	COM              225447101 4407.924 171715            SOLE                 171715
Dow Chemical Company                  	COM              260543103 5451.28  173057            SOLE                 173057
Eli Lilly & Co.                       	COM              532457108 6472.116 150830            SOLE                 150830
Hewlett-Packard Co                    	COM              428236103 2853.706 141905            SOLE                 141905
Legg Mason Inc.                       	COM              524901105 4708.355 178550            SOLE                 178550
Live Nation, Inc.                     	COM              538034109 3637.226 396212            SOLE                 396212
MBIA Inc                              	COM              55262C100 1060.569 98110             SOLE                 98110
Maui Land & Pineapple Co.             	COM              577345101 5156.172 1342753           SOLE                 1342753
Mesabi Trust                          	CTF BEN INT      590672101 3968.977 144379            SOLE                 144379
Micron Technology Inc                 	COM              595112103 4796.666 760169            SOLE                 760169
New York Times cl A                   	CL A             650111107 4819.573 617894            SOLE                 617894
Paccar Inc.                           	COM              693718108 6205.401 158341            SOLE                 158341
Pfizer Inc.                           	COM              717081103 4602.178 200095            SOLE                 200095
QEP Resources, Inc.                   	COM              74733V100 2135.975 71270             SOLE                 71270
Qualcomm Inc.                         	COM              747525103 1029.189 18484             SOLE                 18484
Questar Corporation                   	COM              748356102 1696.56  81331             SOLE                 81331
Rowan Companies PLC (UK)              	SHS CL A         G7665A101 3373.379 104342            SOLE                 104342
Sprint Nextel Corp.                   	COM SER 1        852061100 3704.244 1136271           SOLE                 1136271
Tejon Ranch Co.                       	COM              879080109 544.352  19020             SOLE                 19020
WPX Energy Inc                        	COM              98212B103 870.694  53813             SOLE                 53813
Williams Companies                    	COM              969457100 6008.987 208501            SOLE                 208501
Xerox Corporation                     	COM              984121103 6529.149 829625            SOLE                 829625
Zimmer Holdings Inc                   	COM              98956P102 3845.207 59745             SOLE                 59745
Bank of America CNV PFD L             	7.25%CNV PFD L   060505682 1420.575 1457              SOLE                 1457
WellsFargo Pfd Series L               	PERP PFD CNV A   949746804 707.625  629               SOLE                 629


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